Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	SOS Ltd
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001346610
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38051
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building 6, East Seaview Park,
Entity Address, Address Line Two	298 Haijing Road, Yinzhu Street
Entity Address, Address Line Three	West Coast New District,
Entity Address, City or Town	Qingdao City
Entity Address, Postal Zip Code	266400
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Auditor Firm ID	3487
Business Contact
Document Information Line Items
Entity Address, Address Line One	Building 6, East Seaview Park,
Entity Address, Address Line Two	298 Haijing Road, Yinzhu Street
Entity Address, Address Line Three	West Coast New District,
Entity Address, City or Town	Qingdao City
Entity Address, Postal Zip Code	266400
Entity Address, Country	CN
Contact Personnel Name	Yandai Wang
City Area Code	+86
Local Phone Number	532-86617117
American depositary shares, each representing 10 Class A ordinary share, par value US$0.005 per share [Member]
Document Information Line Items
Trading Symbol	SOS
Title of 12(b) Security	American depositary shares, each representing 10 Class A ordinary share, par value US$0.0001 per share
Security Exchange Name	NYSE
Class A ordinary shares, par value US$0.0001 per share [Member]
Document Information Line Items
Trading Symbol	SOS
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Security Exchange Name	NYSE
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	2,985,573,853
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	198,162,525